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Ionic Inflation Protection ETF
IONIC INFLATION PROTECTION ETF – FUND SUMMARY
Investment Objective
The Ionic Inflation Protection ETF (the “Fund”) seeks capital appreciation in elevated and rising inflationary environments.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Ionic Inflation Protection ETF Ionic Inflation Protection ETF [1]
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	none
Other Expenses (includes Swap Contract Expenses)	0.04%
Total Annual Fund Operating Expenses	0.74%
[1]	The Fund’s investment adviser, Toroso Investments, LLC (“Toroso” or the “Adviser”), a Tidal Financial Group company, will pay, or require a sub-adviser to pay, all expenses incurred by the Fund (except for advisory fees and sub-advisory fees, as the case may be) excluding interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, and litigation expenses and other non-routine or extraordinary expenses.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Ionic Inflation Protection ETF | Ionic Inflation Protection ETF | USD ($)	76	237	411	918

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example above, affect the Fund’s performance. For the fiscal period June 28, 2022 (commencement of operations) to April 30, 2023, the Fund’s portfolio turnover rate was 339% of the average value of its portfolio.

Principal Investment Strategies

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in:

●	inflation swaps;

●	options on U.S. interest rates (“swaptions”); and

●	U.S. Treasury Securities, including U.S. Treasury Inflation-Protected Securities (“TIPS”).

Under normal market conditions, the Fund will invest up to 30% of its net assets in inflation swaps and swaptions to seek to achieve the Fund’s investment objective. Under certain market conditions, as determined appropriate by Ionic Capital Management LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”), the percentage of the Fund’s net assets invested in inflation swaps and swaptions may exceed 30% of the Fund’s net assets. The Fund will invest its remaining assets in U.S. Treasury securities, including U.S. Treasury bills, notes, bonds, and TIPS. Additionally, the Fund may invest in other ETFs that primarily invest in such U.S. Treasury securities.

Inflation Swaps

Swaps are contracts where one party “swaps” one type of cash flow for a different type of cash flow. The Fund will primarily enter into inflation swaps that reference the U.S. Consumer Price Index (“CPI”). For these inflation swaps, one party agrees to pay to the other party the percentage increase in CPI during the term of the swap, while the other party agrees to pay back a fixed rate.

The Sub-Adviser will primarily focus on 5-year zero coupon inflation swaps tied to the level of CPI that are designed to increase in value when realized inflation or inflation expectations exceed the fixed-rate referenced in those swaps. For purposes of its investments in inflation swaps, the Fund utilizes the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (the “CPI-U”) published monthly by the Bureau of Labor Statistics of the U.S. Department of Labor.

Inflation swaps are derivative instruments that trade over-the-counter, which means they trade in a broker-dealer network, as opposed to on a centralized exchange.

Interest Rate Swaps and Swaptions

Interest rate swaps are essentially the same as inflation swaps, except that the parties pay each other based on interest rate changes. The Fund will generally enter into interest rate swaps that exchange fixed-rate payments for floating-rate payments, with interest paid at fixed intervals (e.g., quarterly) or only on the expiration date. Further, the Fund will generally enter into interest rate swaps only when the Sub-Adviser seeks to hedge the Fund’s swaption exposure.

A swaption is an option on a swap agreement that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based “premium.” The Fund expects to focus on so-called “payer swaptions,” which give the owner (the Fund) the right to pay fixed-rate payments and, in exchange, receive floating rate payments. Like inflation swaps, interest rate swaps and swaptions are derivative instruments that trade over-the-counter.

The Fund’s interest rate swaps and swaptions will be tied to the level of U.S. interest rates. The Fund seeks to generate positive returns from increases in the CPI, increases in interest rates, and from fixed income volatility. This means the inflation swaps held by the Fund will typically increase in value if inflation increases. Likewise, inflation swaps held by the Fund will typically decrease in value if inflation decreases. Similarly, swaptions held by the Fund will typically increase in value if interest rates rise, and decrease in value if interest rates fall. The Fund will generally purchase swaptions with an expiration of one to three years, although the Fund may purchase swaptions with shorter or longer expirations.

Cayman Subsidiary

The Fund intends to gain exposure to inflation swaps indirectly by investing through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser. In addition, the Fund may gain exposure to interest rate swaps and interest rate swaptions indirectly by investing through the Subsidiary. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will generally invest in inflation swaps that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in inflation swaps; however, the Subsidiary will comply with the same Investment Company Act of 1940, as amended (the “1940 Act”), requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors.

U.S. Treasury Inflation-Protected Securities (“TIPS”)

The Fund will generally invest its remaining assets in TIPS, either directly or indirectly by holding other ETFs that primarily invest in TIPS. In addition, from time to time, the Fund may invest in other U.S. Treasury securities, including U.S. Treasury bills, notes, and bonds.

TIPS are marketable securities issued by the U.S. Treasury whose principal is adjusted based on changes in the CPI. With inflation (an increase in the CPI), the principal increases, and with deflation (a decrease in the CPI), the principal decreases. The relationship between TIPS and the CPI affects both the principal amount paid when a TIPS instrument matures and the amount of interest that a TIPS instrument pays semi-annually. When a TIPS instrument matures, the principal paid is the greater of the CPI-adjusted principal or the original principal. TIPS pay interest at a fixed rate. However, because the fixed rate is applied to the CPI-adjusted principal, interest payments can vary in amount from one period to the next. If inflation occurs, the interest payment increases. In the event of deflation, the interest payment decreases. The Fund may purchase TIPS of any maturity.

Investment Process

The Sub-Adviser utilizes a proprietary process to construct the Fund’s investment portfolio. The Fund seeks to generate positive returns during periods of rising inflation and inflation expectations as well as during periods of increasing long-term interest rates and fixed income volatility. To seek to achieve this, the Fund will invest in: (i) inflation swaps designed to increase in value when realized inflation or inflation expectations exceed the fixed-rate referenced in such inflation swaps; and (ii) interest rate swaptions designed to increase in value when interest rates and fixed income volatility increase. The Fund will also purchase U.S. Treasury securities (including TIPS) with varied maturities on a rolling basis. In addition, under certain market conditions, the Sub-Adviser may choose to use interest rate swaps to hedge the Fund’s swaption exposure. The Fund may sell an investment if the Sub-Adviser determines the investment is no longer in alignment with the Fund’s principal investment strategies, in response to changing market conditions or in response to Fund cash flows.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund.

Principal Investment Risks
Performance

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information is available on the Fund’s website at www.cpiietf.com.

Ionic Inflation Protection ETF | Risk Lose Money [Member]
As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Fund.
Ionic Inflation Protection ETF | Swap Risk [Member]

Swap Risk. Swaps are entered into primarily with major global financial institutions for specified periods. The swaps in which the Fund invests are generally traded in the over-the-counter market, which generally has less transparency than exchange-traded derivatives instruments. The Fund’s interest rate swaps are subject to mandatory clearing, which means they must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty. Because interest rate movements do not always align with projections of a swap counterparty, interest rate swaps are subject to interest rate risk. Swaps involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a swap due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the swap in a bankruptcy or other reorganization proceeding. This risk is heightened with respect to OTC instruments, such as the swaps in which the Fund will invest, and may be greater during volatile market conditions. Other risks include the inability to close out a position because the trading market becomes illiquid (particularly in the OTC markets) or the availability of counterparties becomes limited for a period of time. Certain of the Fund’s transactions in swaps could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Ionic Inflation Protection ETF | Interest Rate Swaps Risk [Member]
Interest Rate Swaps Risk: In an interest rate swap, the Fund and another party exchange their rights to receive interest payments based on a reference interest rate. Interest rate swaps are subject to interest rate risk. An interest rate swap could result in losses if the underlying asset or reference does not perform as anticipated. Interest rate swaps are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money. An interest rate swap may fail to perform as intended and may not offset adverse changes in interest rates fully or at all. An interest rate swap may also reduce the Fund’s gains due to favorable changes in interest rates and result in losses to the Fund. Counterparties to interest rate swaps are subject to manipulation in the marketplace of the reference benchmark rate, which may affect the utility of the swap as a hedge.
Ionic Inflation Protection ETF | Inflation Swaps Risk [Member]
Inflation Swaps Risk: There can be no assurance that the CPI will accurately measure the rate of inflation experienced in the U.S. or the rate of expected future inflation. Inflation swaps are subject to interest rate risk. The value of an inflation swap is expected to change in response to changes in real interest rates. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of an inflation swap. Additionally, payments received by the Fund from swaps, such as inflation swaps and other types of swaps, discussed below, will result in taxable income, either as ordinary income or capital gains, rather than tax-exempt income, which will increase the amount of taxable distributions received by shareholders.
Ionic Inflation Protection ETF | Swaptions Risk [Member]
Swaptions Risk: A swaption is an option contract that gives the holder the right (but not the obligation) to enter into a swap at a predetermined rate at expiration in exchange for a premium payment. Swaptions enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration. As the swaption contracts held by the Fund near expiration, the Fund may replace them with other swaption contracts that have a later expiration date. That process is called “rolling,” and the Fund may incur costs to “roll” swaption contracts.
Ionic Inflation Protection ETF | Derivatives Risk [Member]

Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Ionic Inflation Protection ETF | TIPS Risk [Member]

TIPS Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that CPI will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amounts of TIPS will be considered taxable ordinary income, even though the Fund or underlying ETF will not receive the principal until maturity. As a result, the Fund may make income distributions to shareholders that exceed the cash it receives. In addition, TIPS are subject to the general risks of investing in U.S. Treasury securities. In addition, TIPS are subject to counterparty risk, interest rate risk and maturity risk.

The value of the Fund’s TIPS will change in response to changes in “real interest rates” (i.e., nominal interest rates minus the inflation rate). The value of the TIPS will normally decline when real interest rates rise and conversely will normally increase when real interest rates decline.

Ionic Inflation Protection ETF | Counterparty Risk [Member]

Counterparty Risk. The risk of loss to the Fund for swaps that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Fund, the value of an investment held by the Fund may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Fund is insufficient or there are delays in the Fund’s ability to access such collateral, the Fund may not be able to achieve its leveraged investment objective.

In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty risk. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Ionic Inflation Protection ETF | Cayman Subsidiary Risk [Member]

Cayman Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The inflation swaps and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund.

Ionic Inflation Protection ETF | U.S. Treasury Securities Risk [Member]

U.S. Treasury Securities Risk. The Fund will invest in U.S. Treasury securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and counterparty risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

Ionic Inflation Protection ETF | Risk Nondiversified Status [Member]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Ionic Inflation Protection ETF | High Portfolio Turnover Risk [Member]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the securities in its portfolio. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Ionic Inflation Protection ETF | Management Risk [Member]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.
Ionic Inflation Protection ETF | Newer Fund Risk [Member]

Newer Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Ionic Inflation Protection ETF | ETF Risks [Member]
ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
Ionic Inflation Protection ETF | Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk [Member]
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Ionic Inflation Protection ETF | Cash Redemption Risk [Member]
Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., swap agreements or certain fixed income securities that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.
Ionic Inflation Protection ETF | Costs of Buying or Selling Shares [Member]
Costs of Buying or Selling Shares. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers, as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares. In addition, secondary market investors will also incur the cost of the bid-ask spread. The bid-ask spread varies over time for Shares based on trading volume and market liquidity and is generally lower if Shares have more trading volume and market liquidity and higher if Shares have little trading volume and market liquidity. Further, a relatively small investor base in the Fund, asset swings in the Fund and/or increased market volatility may cause increased bid-ask spreads. Due to the costs of buying or selling Shares, including bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Ionic Inflation Protection ETF | Shares May Trade at Prices Other Than NAV [Member]
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of the Shares or during periods of market volatility. This risk is heightened in times of market volatility or periods of steep market declines. The market price of Shares during the trading day, like the price of any exchange-traded security, includes a “bid-ask” spread charged by the exchange specialist, market makers, or other participants that trade the Shares. In times of severe market disruption, the bid-ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares.
Ionic Inflation Protection ETF | Trading [Member]
Trading. Although Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and may be listed or traded on U.S. and non-U.S. stock exchanges other than the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to Exchange “circuit breaker” rules, which temporarily halt trading on the Exchange when a decline in the S&P 500 Index during a single day reaches certain thresholds (e.g., 7%, 13%, and 20%). Additional rules applicable to the Exchange may halt trading in Shares when extraordinary volatility causes sudden, significant swings in the market price of Shares. There can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid/ask spreads and differences between the market price of Shares and the underlying value of those Shares.
Ionic Inflation Protection ETF | General Market Risk [Member]

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, pandemic diseases, terrorism, regulatory events, and government controls.

Ionic Inflation Protection ETF | Interest Rate Risk [Member]

Interest Rate Risk. Generally, the value of fixed income securities (not including TIPS) will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. The Fund’s exposure to derivatives tied to interest rates subjects the Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Investing in derivatives tied to interest rates is speculative and can be extremely volatile. The value of such investments may fluctuate rapidly based on a variety of factors, including overall market movements; economic events and policies; changes in interest rates or inflation rates; changes in monetary and exchange control programs; war; acts of terrorism; natural disasters; and technological developments. These factors may affect the value of the Fund in varying ways, and different factors may cause the value and the volatility of the Fund to move in inconsistent directions at inconsistent rates. The Fund’s investments in interest rate-linked derivatives may lose money if short-term or long-term interest rates fall sharply or otherwise change in a manner not anticipated by the Sub-Adviser. There is no guarantee that the Fund will have positive performance even in environments of sharply rising inflation.

Ionic Inflation Protection ETF | Recent Market Events Risk [Member]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

Ionic Inflation Protection ETF | Other Investment Companies Risk [Member]

Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies, including money market funds. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Ionic Inflation Protection ETF | Cybersecurity Risk [Member]

Cybersecurity Risk. With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks. Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

Ionic Inflation Protection ETF | Tax Risk [Member]

Tax Risk. The federal income tax treatment of the Fund’s income from the Subsidiary may be negatively affected by future legislation, Treasury Regulations (proposed or final), and/or other Internal Revenue Service (“IRS”) guidance or authorities that could affect the character, timing of recognition, and/or amount of the Fund’s investment company taxable income and/or net capital gains and, therefore, the distributions it makes. If the Fund failed the source of income test for any taxable year but was eligible to and did cure the failure, it could incur potentially significant additional federal income tax expenses. If, on the other hand, the Fund failed to qualify as a RIC for any taxable year and was ineligible to or otherwise did not cure the failure, it would be subject to federal income tax at the fund-level on its taxable income at the regular corporate tax rate (without reduction for distributions to shareholders), with the consequence that its income available for distribution to shareholders would be reduced and distributions from its current or accumulated earnings and profits would generally be taxable to its shareholders as dividend income.